Note 7 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member]	3 Months Ended
Mar. 31, 2019 $ / shares shares
Unvested (in shares) | shares	175,585
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.27
Granted (in shares) | shares
Granted, weighted average grant date fair value (in dollars per share) | $ / shares
Vested (in shares) | shares
Vested, weighted average grant date fair value (in dollars per share) | $ / shares
Forfeited (in shares) | shares
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares
Unvested (in shares) | shares	175,585
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.27